Share Option Plans	12 Months Ended
Dec. 31, 2011
Share Option Plans [Abstract]
SHARE OPTION PLANS
19.	SHARE OPTION PLANS

The 2003 Plan

The Company’s 2003 Plan (the “2003 Plan”) allows the Company to issue options to employees and directors to acquire 2,574,400 of the Company’s ordinary shares. The 2003 Plan will remain in effect for ten years starting from the date of adoption.

As of December 31, 2010 and 2011, options to purchase 1,229,010 and 1,093,779 ordinary shares were outstanding, respectively, under the 2003 Plan. As of December 31, 2010 and 2011, there were 493,698 and 628,929 options, respectively, available under the 2003 Plan for future grants.

The 2004 Plan (as amended)

Under the Amended and Restated 2004 Plan (the “2004 Plan, as amended”), the Company may grant options to its employees that are exercisable for up to 4.3 million ordinary shares at prices to be determined by the Company’s Board of Directors. The 2004 Plan, as amended, also permits the Company to grant share appreciation rights, restricted share awards, and performance awards. The 2004 Plan, as amended, will automatically terminate in ten years from grant date unless the Company terminates it earlier.

On July 16, 2009, Ninetowns granted options to certain employees to purchase 1,369,800 ordinary shares at an exercise price of RMB10 (US$1.4) per ordinary share, which was the average closing fair market value of the Company’s ordinary shares for the month before the grant date. The options will vest over four years at 25% per year from the grant date. Any options granted but not exercised will expire on July 15, 2019.

On February 10, 2010, Ninetowns granted options to certain employees to purchase 976,500 ordinary shares at an exercise price of RMB11 (US$1.6) per ordinary share, which was the average closing fair market value of the Company’s ordinary shares for the month before the grant date. The options will vest over four years at 25% per year from the grant date. Any options granted but not exercised will expire on February 10, 2020.

As of December 31, 2010 and 2011, options to purchase 2,895,462 and 2,605,506 ordinary shares were outstanding, respectively.

The fair value of the option awards was estimated on the respective dates of grant using a dividend adjusted Black - Scholes pricing model that uses the assumptions noted in the following table:

Options grants	2009 Grant	2010 Grant

Weighted average risk-free rate of return	2.90%	3.15%

Weighted average expected option life	6.25 years	6.25 years
Weighted average volatility rate	61%	63%
Weighted average dividend yield	0%	0%

The risk-free rate of interest is based on the market yield of China Sovereign Bond Denominated in USD with maturity nearest to the expected term as of the valuation date. No dividend is expected to be paid in the future. The expected life of the option is derived using the mid-point method, which is calculated as the period between the grant date and the expected exercise date.

On July 16, 2009, Ninetowns granted 58,698 nonvested shares to certain employees, 25% of which vested on the grant date and the remaining will vest over three years at 25% per year from the grant date.

On February 10, 2010, Ninetowns granted 585,771 nonvested shares to certain employees. that will vest over one year at 25% per three month period from the grant date.

As of December 31, 2010 and 2011, 340,302 and 92,304 nonvested shares were outstanding.

As of December 31, 2010 and 2011, 402,361 and 698,441 share-based instruments were available under the 2004 Plan, as amended, for future grants.

The 2006 Plan

In December 2005, the Company’s shareholders approved the 2006 stock incentive plan (the “2006 Plan”) which allows the Company to offer a variety of share-based awards to employees and employees of the Company’s affiliates and subsidiaries including share options, restricted shares, and other similar awards. The exercise price must be at least equal to 100% of the fair market value of the ordinary shares on the grant date. The 2006 Plan will be automatically terminated in 2015.

On February 10, 2010, Ninetowns granted 2,213,824 nonvested shares to certain employees. 1,443,912 nonvested shares vest over one year at 25% per three month period from the grant date, and 769,912 nonvested shares vest over four years at 25% per year from the grant date.

As of December 31, 2010 and 2011, 1,130,890 and 577,434 nonvested shares were outstanding.

A summary of the share options and nonvested shares activities is as follows:

	Years Ended December 31,
	2009		2010		2011
Share options	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price	Number of options	Weighted Average Exercise price
		RMB		RMB		RMB
Outstanding at beginning of year	2,113,149	36	3,320,311	25	4,124,472	22
Granted	1,369,800	22	976,500	11	—	—
Exercised	—	—	—	—	—	—
Cancelled	(162,638)	34	(172,339)	18	(425,187)	28

Outstanding at end of year	3,320,311	25	4,124,472	22	3,699,285	22

Exercisable at end of year	1,790,239	37	2,125,918	33	2,439,744	27

Nonvested Option	Number of option	Weighted-average exercise price

Nonvested at January 1, 2011	1,998,554	11
Granted	—	—
Vested	(589,754)	11
Cancelled	(149,259)	12

Nonvested at December 31, 2011	1,259,541	11

Nonvested Shares	Shares	Weighted-average grant-date fair value
		RMB
Nonvested at January 1, 2011	1,471,192	12
Granted	—	—
Vested	(795,329)	12
Forfeited	(6,125)	21

Nonvested at December 31, 2011	669,738	12

The total intrinsic value of options exercised during each of the years ended December 31, 2009, 2010, and 2011 was RMB nil. As of December 31, 2011, the aggregate intrinsic value of both options outstanding and options exercisable was RMB nil.

The outstanding options as of December 31, 2011 have the following characteristics:

Options outstanding			Options exercisable
Number outstanding	Weighted average remaining contractual life	Fair value per share at grant date	Weighted average exercise price	Number exercisable	Weighted average exercise price
			(RMB)		(RMB)

1,093,779	1.875	RMB0.297 (HK$0.286)	26	1,093,779	26
372,967	3.167	RMB40.42 (US$4.896)	71	372,967	71
172,939	6.099	RMB11.63 (US$1.619)	22	130,773	22
1,327,800	7.496	RMB6.49 (US$0.947)	10	658,900	10
731,800	9.083	RMB6.72 (US$0.991)	11	183,325	11

3,699,285	6		22	2,439,744	27

As of December 31, 2011, the unrecognized share-based compensation cost related to options was approximately RMB2,164 and is expected to be recognized over a weighted average vesting period of 1.8 years. As of December 31, 2011, the unrecognized share-based compensation cost related to nonvested share-based compensation arrangements was approximately RMB1,926 and is expected to be recognized over a weighted-average vesting period of 2.0 years.

The amounts of share-based compensation attributable to cost of revenues, sales and marketing, general and administrative expenses, and research and development included in those line items in the consolidated statements of operations are as follows:

	Years Ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Cost of revenues	51	8	21
Sales and marketing	787	607	347
General and administrative	3,297	26,741	4,127
Research and development	332	4,354	2,632

Total share-based compensation expense	4,467	31,710	7,127

At December 31, 2011, 1,253,673 of the Company’s ordinary shares were reserved for future share option exercises.